Stockholders' Equity Noncontrolling Interest (Details) - USD ($) $ in Millions				3 Months Ended		12 Months Ended
		Oct. 24, 2014	[2]	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Noncontrolling Interest
Balance at beginning of year				$ 2,522	$ 1,183	$ 1,183
Net earnings				43	25	45		$ 42		$ 27
Allocated equity on Tesoro Logistics LP common unit issuance						949		702		171
Dividend payments				(54)
Distributions to noncontrolling interest				(44)		(96)		(59)		(26)
Net proceeds from issuance of Tesoro Logistics LP common units				(24)
Amortization of equity settled awards				10
Adjustments Related to Tax Withholding for Share-based Compensation				39
Amortization of equity settled awards						38		43		34
Additional noncontrolling interest from Rockies Natural Gas Business						432
TLLP sale of common units				(8)
Tesoro's purchase of TLLP common units				8
Balance at end of year				2,537		2,522		1,183
Tesoro Corporation Stockholders’ Equity
Noncontrolling Interest
Dividend payments				(54)
Distributions to noncontrolling interest				0
Net proceeds from issuance of Tesoro Logistics LP common units				0
Amortization of equity settled awards				10
Adjustments Related to Tax Withholding for Share-based Compensation				39
TLLP sale of common units				0
Tesoro's purchase of TLLP common units				8
Non-controlling Interest
Noncontrolling Interest
Balance at beginning of year				2,522	$ 1,183	1,183		486
Net earnings						45		42
Allocated equity on Tesoro Logistics LP common unit issuance						960		712		174
Dividend payments				0
Distributions to noncontrolling interest				(44)		(96)		(59)		(26)
Net proceeds from issuance of Tesoro Logistics LP common units				(24)
Amortization of equity settled awards				0
Adjustments Related to Tax Withholding for Share-based Compensation				0
Amortization of equity settled awards						2		2		1
Additional noncontrolling interest from Rockies Natural Gas Business	[1]					432		0
TLLP sale of common units				(8)		(56)		0
Tesoro's purchase of TLLP common units		$ 43		$ 0		53	[2]	0	[2]
Other						(1)		0
Balance at end of year						$ 2,522		$ 1,183		$ 486

[1]	Represents the preliminary fair value of noncontrolling interest related to QEPM and RGS that was recognized as part TLLP’s purchase price allocation for the Rockies Natural Gas Business acquisition.
[2]	Includes the net impact of $43 million to noncontrolling interest for the ownership changes that occurred as a result of TLLP’s October Equity Offering which included the sale of common units by TLLP to both the public and Tesoro in a single offering.